U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.)      Name and address of issuer:

         Transamerica Life Insurance and
         Annuity Company Separate Account VA-1
         1150 South Olive Street
         Los Angeles, CA  90015

2.)      Name of each series or class of funds for which this notice is filed:

         American Variable Insurance Series

3.)      Investment Company Act File Number:                           811-4940
         Securities Act File Number:                                   33-10914

4a.)     Last day of fiscal year for which this notice
         is filed:                                                     12/31/01

4b.)     Check box if this form is being filed late                    [      ]
         (more than 90 calendar days after the end of the issuer's fiscal year).

4c.)     Check box if this is the last time the issuer                 [      ]
         will be filing this Form.

5.)      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to Section 24(f):                $36,313
         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:             $1,531,210

         (iii)    Aggregate price of securities redeemed or repurchased
                  during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
                  fees payable to the Commission:              $______________

         (iv)     Total available redemption credits [Add Items 5(ii)
                  and 5(iii)]:                                      $1,531,210

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv),
                  subtract Item 5(iv) from Item 5(i):                       $0

         (vi)     Redemption credits available for use in future years --
                  if Item 5(i) is less than Item 5(iv) subtract Item 5(iv)
                  from Item 5(i):                                   $1,531,210

         (vii)    Multiplier for determining registration fee:          .00025
         (viii)   Registration fee due (multiply Item 5(v) by
                  Item 5(vii) (enter 0 if no fee is due):                  $0

6.)      Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________________.

7.)      Interest due -- if this Form is being filed more than 90 days after
         the end of the issuer's fiscal year:      $

8.)      Total of the amount of the registration fee due plus any
         interest due (line 5(viii) plus line 7):                       $0

9.) Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


         Method of Delivery:

         [    ]   Wire Transfer
         [    ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                  TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


                               By: /s/Susan Vivino
                                  Susan Vivino
                  Second Vice President and Assistant Secretary


                  SEPARATE ACCOUNT VA-1 OF TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


                              By: /s/ Susan Vivino
                                  Susan Vivino
                  Second Vice President and Assistant Secretary



DATE:    March 22, 2002